Cash Flow Reconciliations - Reconciliation of borrowings, derivatives and leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities/(assets) arising from financing activities at beginning of year	$ 921,946	$ 1,085,758	$ 1,285,543
Liabilities/(assets) arising from financing activities at end of year		921,946	1,085,758
Borrowings | Borrowings drawdowns
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	50,000
Total	50,000
Borrowings | Borrowings repayments
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(217,070)	(168,585)	(205,179)
Non-cash items	(764,080)
Total	(981,150)	(168,585)	(205,179)
Borrowings | Additions in deferred loan issuance costs
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	359	(21)
Non-cash items	(19)	(14)
Deferred financing costs, assets	(14)	14
Total	326	(21)
Borrowings | Amortization and write-off of deferred loan issuance costs
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	8,878	4,794	5,394
Total	8,878	4,794	5,394
Derivatives
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities/(assets) arising from financing activities at beginning of year	(3,576)	9,245	20,337
Liabilities/(assets) arising from financing activities at end of year		(3,576)	9,245
Derivatives | Proceeds from interest rate swaps termination
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	3,488
Total	3,488
Derivatives | Unrealized gain/(loss) on interest rate swaps held for trading
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	88	(12,821)	(11,092)
Total	88	(12,821)	(11,092)
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities/(assets) arising from financing activities at beginning of year	62,569	55,898	444
Liabilities/(assets) arising from financing activities at end of year	93,908	62,569	55,898
Lease liabilities | Additions
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	54,442	18,913	57,671
Total	54,442	18,913	57,671
Lease liabilities | Interest expense on leases
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	3,785	1,668	333
Total	3,785	1,668	333
Lease liabilities | Payments for interest
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(3,785)	(1,668)	(333)
Total	(3,785)	(1,668)	(333)
Lease liabilities | Payments for lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(23,103)	(12,242)	(2,217)
Total	$ (23,103)	$ (12,242)	$ (2,217)